Disclosure of share price risk explanatory (Details) - Share price risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Sensitivity analysis, variance, percentage	25.00%	25.00%
Effect of variance increase on after-tax profit	$ 3.8	$ 5.0
Effect of variance increase on other comprehensive income	0.0	0.0
Effect of variance decrease on after-tax profit	(3.8)	(5.0)
Effect of variance decrease on other comprehensive income	$ 0.0	$ 0.0